Other Receivables and Prepayments (Tables)	12 Months Ended
Sep. 30, 2016
Other Receivables and Prepayments [Abstract]
Schedule of other receivables and prepayments
	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Advances to employees	$-	$16
Deposits on projects	22	20
Prepayment to suppliers	24	69
Others	49	47
Total	$95	$152